Income taxes - Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets and liabilities [abstract]
Deferred tax assets	$ 19,291	$ 16,205
Deferred tax liabilities	(24,820)	(21,573)
Net asset (liability)	(5,530)	(5,367)	$ (5,213)	$ (4,231)
Tax losses carried forward [member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	5,173	5,761
Deferred tax liabilities	0	0
Net asset (liability)	5,173	5,761
Property, plant and equipment and intangible assets [Member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	369	351
Deferred tax liabilities	(24,115)	(20,987)
Net asset (liability)	(23,746)	(20,636)
Asset retirement obligation [member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	9,397	8,118
Deferred tax liabilities	0	0
Net asset (liability)	9,397	8,118
Lease liabilities [member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	1,898	0
Deferred tax liabilities	0	0
Net asset (liability)	1,898	0
Pensions [member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	733	785
Deferred tax liabilities	(13)	(14)
Net asset (liability)	720	771
Derivatives [member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	108	95
Deferred tax liabilities	(119)	(96)
Net asset (liability)	(11)	(1)
Other [Member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	1,612	1,095
Deferred tax liabilities	(573)	(476)
Net asset (liability)	$ 1,040	$ 620